SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE N – SHAREHOLDERS’ EQUITY

Under the terms of the Company’s 2011 Non-Qualified Stock Option Plan, 120,000 shares of common stock are reserved for the granting of stock options. There were no stock options outstanding at March 31, 2021 or 2020.